OPERATING LEASE	6 Months Ended
Mar. 31, 2022
Operating Lease
OPERATING LEASE

NOTE 14 - OPERATING LEASE

The Company entered into following lease agreements to lease its factory in Dali County, Shaanxi Province of China and its office spaces in Xi’an City, Shaanxi Province of China. The Company intend to continue these leases for the next three years.

On January 1, 2020, the Company entered into a five-years lease agreement with an individual to rent a factory space of 19,333 square meters at Dali County, PRC. The rental payment related to the lease were $11,772 and $11,443 for the six months ended March 31, 2022 and 2021, respectively.

On June 30, 2020, the Company entered into a one-year lease agreement with Pioneering Park of Xi’an High-tech Zone to rent an office space of 807 square meters at Xi’an City, PRC. On June 3, 2021, the Company renewed the lease agreement with three years term from July 1, 2021 to June 30, 2024. The rental payment related to these leases were $21,708 and $21,102 for the six months ended March 31, 2022 and 2021, respectively.

Balance sheet information related to the operating lease is as follows:

	March 31, 2022	September 30, 2021
	(Unaudited)
Operating lease assets:
Operating lease right of use assets	$171,380	$201,007
Total operating lease assets	171,380	201,007

Operating lease obligations:
Current operating lease liabilities	69,167	62,871
Non-current operating lease liabilities	113,478	146,703
Total operating lease obligations	$182,645	$209,574

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 14 - OPERATING LEASE (continued)

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

March 31, 2022
Weighted-average remaining lease term	2.4 years

Weighted-average discount rate	4.75%

The following table summarizes the maturity of operating lease liabilities as of March 31, 2022:

12 months ending March 31,	US$
2023	$76,341
2024	83,610
2025	34,089
Total lease payments	194,040
Less: imputed interest	(11,395)
Total lease liabilities	$182,645